Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Summary Of significant Accounting Policy [Line Items]
Impairment losses on investments in unconsolidated joint ventures		$ 1,953,000	$ 216,000	$ 300,000
Notes receivable, non-affiliates		1,100,000	1,200,000
Notes mature on dates range		June 2012 to June 2017
Depreciation recorded after major cessation construction activity period, years		1
Impairment losses	4,600,000	10,160,000	12,328,000	981,000
Accumulated amortization of deferred loan costs		3,100,000	4,200,000
Interest expense for amortization of loan costs		2,100,000	2,300,000	2,300,000
Straight-line rent and other receivables, net of allowance for doubtful accounts		1,256,000	2,088,000
Premium balances net of accumulated amortization		2,600,000	3,600,000
Effect of early lease terminations on revenue		500,000	(100,000)	(900,000)
Tenant recovery		46,400,000	42,600,000	43,900,000
REIT taxable income to our stockholders		90.00%
Tax on non-arms length transactions		100.00%
Minimum [Member]
Summary Of significant Accounting Policy [Line Items]
Interest rates on notes receivable		7.50%
Maximum [Member]
Summary Of significant Accounting Policy [Line Items]
Interest rates on notes receivable		10.00%
Rental Adjustment [Member]
Summary Of significant Accounting Policy [Line Items]
Effect of straight line rent adjustments on revenue		9,200,000	5,800,000	1,800,000
Lease Termination Fees [Member]
Summary Of significant Accounting Policy [Line Items]
Effect Of Rental Adjustment And Amortization Of Early Lease Termination On Revenue		600,000	700,000	2,100,000
Consolidated Portfolio [Member]
Summary Of significant Accounting Policy [Line Items]
Impairment on our investment in the joint venture			4,100,000
Impairment losses		400,000
Unconsolidated Portfolios [Member]
Summary Of significant Accounting Policy [Line Items]
Impairment on our investment in the joint venture			$ 200,000